Annual Total Returns - Templeton Foreign VIP Fund [BarChart] - FTVIP Class 2-66 - Templeton Foreign VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	8.41%
Annual Return 2011	(10.63%)
Annual Return 2012	18.23%
Annual Return 2013	22.97%
Annual Return 2014	(11.13%)
Annual Return 2015	(6.49%)
Annual Return 2016	7.18%
Annual Return 2017	16.69%
Annual Return 2018	(15.44%)
Annual Return 2019	12.53%